Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Disaggregation of Revenue
The following table presents total revenues by geographic area based on the location products were shipped to and services provided (in thousands):

	Year ended December 31,
	2021	2020	2019
United States	$14,790	$8,328	$7,035
Americas, excluding United States	866	436	361
Europe, Middle East and Africa	10,588	5,870	2,368
Asia and Pacific	7,334	4,270	1,649

Total	$33,578	$18,904	$11,413

Schedule of Accounts Receivable, Allowance for Doubtful Accounts
Changes in the Company’s allowance for expected credit losses were as follows (in thousands):

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Beginning balance	$128	$117	$—
Provisions	379	67	169
Uncollectible accounts written off, net of recoveries	—	(56)	(52)

Ending balance	$507	$128	$117

Schedules of Concentration of Risk
Accounts receivable from the Company’s major customers representing 10% or more of total accounts receivable was as follows:

	December 31, 2021	December 31, 2020
Customer A	11%	*
Customer B	*	23%
Customer C	*	13%

*	Customer accounted for less than 10% of total accounts receivable in the period.